UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         May 14, 2010
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        86
Form 13F Information Table Value Total:        $252,840


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      374     4470 SH       SOLE                     4470
AT&T Inc.                      COM              00206R102      365    14113 SH       SOLE                    14113
Abbott Laboratories            COM              002824100     1537    29175 SH       SOLE                    29175
American Express Company       COM              025816109     1608    38982 SH       SOLE                    38982
Apache Corporation             COM              037411105     1154    11372 SH       SOLE                    11372
Apple Inc.                     COM              037833100     1881     8005 SH       SOLE                     8005
Automatic Data Processing, Inc COM              053015103      253     5700 SH       SOLE                     5700
BP plc ADR                     COM              055622104      932    16338 SH       SOLE                    16338
Baxter International, Inc.     COM              071813109      390     6694 SH       SOLE                     6694
Berkshire Hathaway, Inc. Cl. A COM              084670108    17052      140 SH       SOLE                      140
Berkshire Hathaway, Inc. Cl. B COM              084670702    24458   300949 SH       SOLE                   300949
Boeing Company                 COM              097023105      356     4908 SH       SOLE                     4908
Bristol-Myers Squibb Co.       COM              110122108      378    14140 SH       SOLE                    14140
Broadridge Financial Solutions COM              11133t103     6523   305090 SH       SOLE                   305090
Buckeye Partners, L.P.         COM              118230101     6603   109920 SH       SOLE                   109920
Canadian Natural Resources Ltd COM              136385101     3686    49790 SH       SOLE                    49790
Canadian Oil Sands Trust       COM              13642L100     1075    35850 SH       SOLE                    35850
Chevron Corp.                  COM              166764100     6267    82649 SH       SOLE                    82649
Chubb Corporation              COM              171232101      234     4520 SH       SOLE                     4520
Cisco Systems Inc.             COM              17275R102      459    17633 SH       SOLE                    17633
Citigroup Inc.                 COM              172967101       57    14166 SH       SOLE                    14166
Coca-Cola Company              COM              191216100     1850    33641 SH       SOLE                    33641
Colgate Palmolive Co.          COM              194162103      504     5917 SH       SOLE                     5917
ConocoPhillips                 COM              20825C104    11423   223229 SH       SOLE                   223229
Devon Energy Corporation       COM              25179M103     1844    28623 SH       SOLE                    28623
Disney (Walt) Co.              COM              254687106      336     9632 SH       SOLE                     9632
Eaton Corporation              COM              278058102     2359    31130 SH       SOLE                    31130
Eli Lilly & Company            COM              532457108     1330    36732 SH       SOLE                    36732
Emerson Electric Co.           COM              291011104      298     5915 SH       SOLE                     5915
Enterprise Bancorp Inc         COM              293668109      366    29976 SH       SOLE                    29976
Exxon Mobil Corporation        COM              30231G102     5351    79891 SH       SOLE                    79891
Forest Laboratories, Inc.      COM              345838106     6943   221390 SH       SOLE                   221390
Freeport-McMoRan Copper        COM              35671D857      280     3349 SH       SOLE                     3349
General Electric Co.           COM              369604103     2553   140253 SH       SOLE                   140253
Goldman Sachs Group, Inc.      COM              38141G104      227     1332 SH       SOLE                     1332
Google Inc.                    COM              38259p508      278      491 SH       SOLE                      491
Hewlett Packard Company        COM              428236103      637    11992 SH       SOLE                    11992
Home Depot, Inc.               COM              437076102      395    12216 SH       SOLE                    12216
IBM Corporation                COM              459200101     1786    13928 SH       SOLE                    13928
Illinois Tool Works Inc.       COM              452308109      288     6088 SH       SOLE                     6088
Intel Corporation              COM              458140100      279    12500 SH       SOLE                    12500
Johnson & Johnson              COM              478160104    11896   182461 SH       SOLE                   182461
Kinder Morgan Energy Partners, COM              494550106      425     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     5708   188747 SH       SOLE                   188747
Laboratory Corp. of America Ho COM              50540R409     4987    65872 SH       SOLE                    65872
Leucadia National Corp.        COM              527288104     1201    48400 SH       SOLE                    48400
Lockheed Martin Corp.          COM              539830109      305     3665 SH       SOLE                     3665
Loews Corp.                    COM              540424108      336     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      321    13250 SH       SOLE                    13250
M & T Bank Corp.               COM              55261F104     1270    16000 SH       SOLE                    16000
McCormick & Co., Inc. Non-Voti COM              579780206      307     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101     1006    15081 SH       SOLE                    15081
McGraw Hill Companies          COM              580645109      455    12750 SH       SOLE                    12750
Medtronic Inc.                 COM              585055106      383     8500 SH       SOLE                     8500
Microsoft Corporation          COM              594918104     2998   102364 SH       SOLE                   102364
Mohawk Industries Inc.         COM              608190104      473     8700 SH       SOLE                     8700
Norfolk Southern Corp.         COM              655844108      241     4315 SH       SOLE                     4315
Oracle Corp.                   COM              68389X105      277    10783 SH       SOLE                    10783
Pepsico, Inc.                  COM              713448108     1794    27112 SH       SOLE                    27112
Pfizer Inc.                    COM              717081103      777    45306 SH       SOLE                    45306
Procter & Gamble Company       COM              742718109     6257    98895 SH       SOLE                    98895
Rayonier, Inc.                 COM              754907103      418     9210 SH       SOLE                     9210
Royal Dutch Shell PLC ADR      COM              780259206      682    11790 SH       SOLE                    11790
SPDR Gold Shares               COM              78463V107     1124    10313 SH       SOLE                    10313
SPDR S&P 500 ETF Trust         COM              78462F103    26456   226123 SH       SOLE                   226123
Sanofi-Aventis                 COM              80105N105     1425    38140 SH       SOLE                    38140
Schlumberger Ltd.              COM              806857108     7499   118163 SH       SOLE                   118163
Technology Select Sector SPDR  COM              81369Y803     1795    77700 SH       SOLE                    77700
The St. Joe Company            COM              790148100     4945   152850 SH       SOLE                   152850
Toronto Dominion Bank          COM              891160509      243     3260 SH       SOLE                     3260
US Bancorp                     COM              902973304     6154   237796 SH       SOLE                   237796
Union Pacific Corp.            COM              907818108      235     3212 SH       SOLE                     3212
United Technologies            COM              913017109      667     9062 SH       SOLE                     9062
Vanguard Emerging Markets ETF  COM              922042858      955    22650 SH       SOLE                    22650
Vanguard Energy ETF            COM              92204a306      385     4580 SH       SOLE                     4580
Vanguard Total Stock Market ET COM              922908769    20372   341870 SH       SOLE                   341870
Vanguard Value ETF             COM              922908744      277     5490 SH       SOLE                     5490
Verizon Communications         COM              92343V104      201     6495 SH       SOLE                     6495
Wal-Mart Stores, Inc.          COM              931142103     1015    18248 SH       SOLE                    18248
Wells Fargo & Company          COM              949746101      360    11580 SH       SOLE                    11580
iShares FTSE KLD Select Social COM              464288802      509     9959 SH       SOLE                     9959
iShares MSCI All-Asia Ex-Japan COM              464288182      425     7493 SH       SOLE                     7493
iShares MSCI EAFE Index ETF    COM              464287465     2205    39389 SH       SOLE                    39389
iShares MSCI Emerging Markets  COM              464287234    16463   390860 SH       SOLE                   390860
iShares Russell 2000 Index ETF COM              464287655      540     7964 SH       SOLE                     7964
iShares Russell Mid Cap Index  COM              464287499     1101    12333 SH       SOLE                    12333